Note 2 - Basic and Diluted Net Loss per Common Share, Antidilutive Securities (Q2) (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	29,974,532	23,261,963	28,183,146	21,949,939
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	22,401,050	16,666,666	20,599,250	14,166,667
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	4,305,110	4,506,775	4,377,874	5,780,608
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	1,880,620	1,880,620	1,880,620	1,880,620
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	1,387,752	207,902	1,325,402	122,044